Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Nov. 30, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	(35.00%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	0.00%